Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues (Note 10)	$ 40,822	$ 39,394	$ 47,353
Other Income	872
EXPENSES:
Voyage expenses (Note 16)	7,076	1,277	1,118
Charter hire expense (Note 6)	2,380	480	10,827
Amortization of deferred gain on sale and leaseback of vessels and write-off of seller's credit (Note 6)			(7,799)
Lease termination expense (Note 6)	5,750		15,391
Vessel operating expenses (Note 16)	4,673	6,090	15,032
Dry-docking costs	19	10	4,543
Vessel depreciation (Note 9)	12,485	13,371	12,580
Management fees-third parties	439	119	338
Management fees-related parties (Note 1, 5)	3,418	1,804
General and administrative expenses	15,363	18,142	23,416
Gain on sale of vessels (Note 9)	(2,641)	(5,101)
Impairment on vessels			36,638
Operating income (loss) from continuing operations	(7,268)	3,202	(64,731)
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 11 and 17)	(12,386)	(10,601)	(8,450)
Loss on financial instruments (Note 19)	(375)	(1,772)	160
Interest income	45	34	173
Other, net	(81)	(54)	(183)
Total other expenses, net	(12,797)	(12,393)	(8,300)
Net income (loss) from continuing operations	(20,065)	(9,191)	(73,031)
Net income (loss) from discontinued operations	(169,047)	11,704	22,835
Net income (loss)	$ (189,112)	$ 2,513	$ (50,196)
From continuing operations (in Dollars per share)	$ (3.18)	$ (2.99)	$ (25.87)
From discontinuing operations (in Dollars per share)	$ (26.81)	$ 3.81	$ 8.09
From continuing operations (in Dollars per share)	$ (3.18)	$ (2.99)	$ (25.87)
From discontinuing operations (in Dollars per share)	$ (26.81)	$ 3.80	$ 8.09
Weighted average common shares outstanding, basic (in Shares)	6,304,679	3,075,278	2,823,059
Weighted average common shares outstanding, diluted (in Shares)	6,304,679	3,077,741	2,823,059